SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Oct. 31, 2021	Apr. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of Estimated useful life of the related asset
Office furniture and equipment	10 years
Computer equipment and software	5 years
Land improvements	15 years
Land easements	10 years

Office furniture and equipment	10 years
Computer equipment and software	5 years
Land improvement	15 years
Land easements	10 years

Summary of derivative liabilities
October 31, 2021	Total	Level 1	Level 2	Level 3

Derivative liabilities	$-	$-	$-	$-
April 30, 2021	Total	Level 1	Level 2	Level 3

Derivative liabilities	$3,010,042	$-	$-	$3,010,042

April 30, 2021	Total	Level 1	Level 2	Level 3

Derivative liabilities	$3,010,042	$-	$-	$3,010,042
April 30, 2020	Total	Level 1	Level 2	Level 3

Derivative liabilities	$2,607,433	$-	$-	$2,607,433